Loans Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Loans Payable

6. Loans Payable

As at	December 31, 2021	December 31, 2020
Unsecured, interest bearing loans at 10% per annum[1]	$107,167	$184,235
Unsecured, interest bearing loans at 12% per annum[1]	39,069	309,806
Unsecured, interest bearing loan at 19.4% per annum[2]	25,642	-
Unsecured, interest bearing loan at 20.5% per annum[3]	-	25,625
Unsecured, interest bearing loan at 13.25% per annum[4]	3,534	41,533
Unsecured, interest bearing loan at 15% per annum[5]	473,635	-
Non-interest bearing loans	-	5,955
Total loans payable	649,047	567,154
Current portion of loans payable	(630,534)	(549,424)
Long term portion of loans payable	$18,513	$17,730

(1) Loans bearing interest, accrue at 10% and 12% per annum are all unsecured.

(2) On November 15, 2021, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺350,000 (or approximately US$25,600). The loan matures on November 15, 2024 and bears interest at 19.44% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2021, the Company made $547 in principal payments and $424 in interest payments.

(3) On August 2, 2019, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺300,000 (or approximately US$53,600). The loan matured on August 2, 2022 and bore interest at 20.5% per annum. Principal and accrued interest were paid monthly. On November 11, 2021, the loan was fully repaid. During the year ended December 31, 2021, the Company made $16,587 (2020 - $12,235) in principal payments and $7,921 (2020 - $7,141) in interest payments.

(4) On February 4, 2020, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺500,000 (or approximately US$83,500). The loan matures on February 4, 2022 and bears interest at 13.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2021, the Company made $19,542 (2020 - $27,518) in principal payments and $1,822 (2020 - $6,305) in interest payments.

(5) On March 4, 2021, the Company received $500,000 from a third party (the “Lender”) repayable in one year from the date of disbursement. The amount is subject to an interest at a rate of 15% per annum. The Company granted 1,000,000 common share purchase warrants to the lender in conjunction with the loan. The warrants expire in two years and have an exercise price of $0.16 per warrant. The fair value of the share purchase warrants has been accounted as a debt issuance cost and offset against the loan and will be recognized as financing cost over the term of the loan. The fair value of the warrants was determined to be $152,750 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 229%, risk-free interest rate - 0.08% and an expected remaining life – 2.00 years. During the year ended December 31, 2021, the Company recognized $126,386 as financing cost and an accrued interest of $62,055.